Borrowings - Additional Information (Detail) $ in Thousands			6 Months Ended	12 Months Ended
	Dec. 23, 2022 USD ($)	Nov. 18, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 02, 2022 USD ($)
Debt Instrument [Line Items]
Proceeds from related party debt			$ 30,000
minimum liquidity balance			$ 25,000
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | As Of Thirty First March Two Thousand And Twenty Four [Member]
Debt Instrument [Line Items]
Debt equity ratio			8
Debt Instrument Interest Coverage Ratio			1
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | As Of Thirtieth June Two Thousand And Twenty Four [Member]
Debt Instrument [Line Items]
Debt equity ratio			5
Debt Instrument Interest Coverage Ratio			1.5
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | As Of Thirtieth September Two Thousand And Twenty four [Member]
Debt Instrument [Line Items]
Debt equity ratio			4
Debt Instrument Interest Coverage Ratio			1.75
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | As Of Thirty First December Two Thousand And Twenty Four [Member]
Debt Instrument [Line Items]
Debt equity ratio			3.5
Debt Instrument Interest Coverage Ratio			2
Senior Notes [Member] | CIGNA Loan Agreement [Member] | CIGNA Loan Amendment Agreement One [Member] | As Of Thirty First March Two Thousand And Twenty Five and Thereafter [Member]
Debt Instrument [Line Items]
Debt equity ratio			2.5
Debt Instrument Interest Coverage Ratio			3
Senior Debt Obligations [Member] | Cigna And Barrings [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 90,000
Senior Debt Obligations [Member] | First Amendment [Member] | Cigna And Barrings [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 60,000
Senior Debt Obligations [Member] | First Amendment [Member] | Cigna And Barrings [Member] | Revised Total Facility After Amendment [Member]
Debt Instrument [Line Items]
Long term debt term					3 years
Senior Debt Obligations [Member] | First Amendment [Member] | Cigna And Barrings [Member] | Additional Debt Facility [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 150,000
Senior Debt Obligations And Equity Facility [Member] | First Amendment [Member] | Cigna And Barrings [Member] | Revised Total Facility After Amendment [Member]
Debt Instrument [Line Items]
Cash coupon payable percentage rate					8.50%
NAB Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 3,800
Line of Credit Facility, Remaining Borrowing Capacity				$ 2,400
Line of Credit Facility, Interest Rate During Period				100.00%
St Bakers Energy Holdings Pty Limited [Member] | Shareholder Loan Agreement [Member]
Debt Instrument [Line Items]
Related party transaction coupon rate of interest		8.50%
Sunset Power Pty Ltd ("Sunset Power") | Accordion Facility [Member]
Debt Instrument [Line Items]
Proceeds from related party debt		$ 10,000
Sunset Power Pty Ltd ("Sunset Power") | Working capital facility [Member]
Debt Instrument [Line Items]
Related party transaction coupon rate of interest	9.50%
working capital facility	$ 20,000
Commitment Fee Percentage	2.00%